Equity - Summary of Share Capital (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($) shares
Disclosure of classes of share capital [abstract]
Numbers of shares authorized (in thousands)	10,000,000	10,000,000	10,000,000
Numbers of shares reserved (in thousands) Employee share options	800,000	800,000	800,000
Number of shares issued and fully paid (in thousands)	8,738,079	8,738,079	7,946,184
Share capital authorized	$ 100,000,000	$ 3,373,819	$ 100,000,000
Share capital reserved Employee share options	8,000,000	269,906	8,000,000
Share capital issued	$ 87,380,787	$ 2,948,070	$ 79,568,040